Financial liabilities at amortized cost - payables to credit card network (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 7,054,783	$ 4,882,159
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	3,829,398	2,518,437
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	1,741,186	1,205,765
Later Than Three Month [Member]
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 1,484,199	$ 1,157,957